Note 9 - Premises and Equipment (Details) - Premises and Equipment - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant, and equipment	$ 2,701	$ 2,324
Accumulated depreciation	(867)	(685)
	1,834	1,639
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment	292	208
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment	1,133	981
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment	376	369
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment	$ 900	$ 766